Other Real Estate Owned - Schedule of Other Real Estate Owned Segregated into Non-Covered and Covered Properties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Real Estate Properties [Line Items]
Real estate owned acquired by foreclosure	$ 88,546	$ 110,864
Real estate acquired for development or resale	9,206	9,199
Other foreclosed property	1,421	1,473
Total other real estate owned and foreclosed property	99,173	121,536
Non-covered Properties [Member]
Real Estate Properties [Line Items]
Real estate owned acquired by foreclosure	28,072	35,080
Real estate acquired for development or resale	9,206	9,199
Other foreclosed property	93	14
Total other real estate owned and foreclosed property	37,371	44,293
Covered Properties [Member]
Real Estate Properties [Line Items]
Real estate owned acquired by foreclosure	60,474	75,784
Real estate acquired for development or resale
Other foreclosed property	1,328	1,459
Total other real estate owned and foreclosed property	$ 61,802	$ 77,243